Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill [Abstract]
Goodwill
9	Goodwill

Movements in goodwill were as follows:

	Patient Monitoring and Life Support Devices	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
Balance as of December 31, 2012	$112,075	$11,969	$5,585	$33,387	$163,016
Goodwill arising from acquisitions during the year	1,807	5,417	70,694	-	77,918
Foreign currency translation adjustments	344	394	141	663	1,542
Balance as of December 31, 2013	$114,226	$17,780	$76,420	$34,050	$242,476
Goodwill arising from acquisition during the year	-	12,157	-	-	12,157
Foreign currency translation adjustments	(56)	(6)	(22)	(114)	(198)
Balance as of December 31, 2014	$114,170	$29,931	$76,398	$33,936	$254,435